Accounts Receivable, Net (Schedule Of Allowance For Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable, Net [Abstract]
Balance at 1 January	$ (0.4)	$ (0.4)
Income statement charge		(0.4)
Reversal of prior year allowance	0.4
Amounts utilized		0.4
Balance at 31 December		$ (0.4)